Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Geographic Non-current Assets Information

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$64,563,752	$81,505,018
Singapore	11,621,141	10,610,974
China (includes Hong Kong)	59,643,273	48,667,135
Japan	11,591,851	10,010,255
USA	46,484	24,116
Europe	21,257	18,210
Others	1,126	2,489

Total	$147,488,884	$150,838,197

Individual Customers Accounting for at least 10% of Operating Revenues
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Customer A from wafer fabrication segment	$17,576,293	$20,380,814	$21,935,208